UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Real Assets Fund	March 31, 2017

T. Rowe Price Real Assets Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.2%		
CONSUMER DISCRETIONARY 0.7%		
Hotels, Restaurants & Leisure 0.5%		
Hilton Worldwide Holdings	283,708	16,585
		16,585
Specialty Retail 0.2%		
Murphy USA (1)	88,500	6,498
		6,498
Total Consumer Discretionary		23,083
CONSUMER STAPLES 0.3%		
Food Products 0.3%		
Pilgrim's Pride	151,900	3,419
Sanderson Farms	52,600	5,462
Total Consumer Staples		8,881
ENERGY 12.4%		
Energy Equipment & Services 2.1%		
Aker Solutions (NOK) (1)	894,590	5,399
Baker Hughes	346,600	20,734
Dril-Quip (1)	61,100	3,333
Frank's International	277,300	2,931
Halliburton	124,000	6,102
Oceaneering International	158,200	4,284
SBM Offshore (EUR)	394,977	6,475
Schlumberger	111,101	8,677
TechnipFMC (1)	76,700	2,493
Tenaris (EUR)	397,597	6,875
US Silica Holdings	100,200	4,809
		72,112

Oil, Gas & Consumable Fuels 10.3%

Advantage Oil & Gas (CAD) (1)	662,149	4,372
Apache	45,100	2,318
ARC Resources (CAD)	608,100	8,688
Cairn Energy (GBP) (1)	1,086,509	2,787
Canadian Natural Resources	166,200	5,450
Centennial Resource Development, Acquisition Date: 12/28/16 Cost $635 (1)(2)	43,687	757
Centennial Resource Development, Series A (1)	353,381	6,442
Centennial Resource Development, Warrants, 10/11/21 (1)	123,539	797
Chevron	63,800	6,850
Cimarex Energy	45,248	5,407
Comstock Resources (1)	224,571	2,073
Concho Resources (1)	162,800	20,894
Continental Resources (1)	157,000	7,131
Diamondback Energy (1)	66,900	6,938
Enbridge	126,937	5,311
Encana	692,600	8,110
EOG Resources	242,500	23,656
ExxonMobil	372,400	30,540
Galp Energia (EUR)	631,001	9,571
Hess	109,000	5,255
Jagged Peak Energy (1)	349,000	4,551
Kelt Exploration (CAD) (1)	782,800	3,932
Koninklijke Vopak (EUR)	214,589	9,346
Kosmos Energy (1)	1,024,600	6,824
Lundin Petroleum (SEK) (1)	162,123	3,290
Marathon Petroleum	359,103	18,149
Matador Resources (1)	193,400	4,601
Occidental Petroleum	400,072	25,349
Parsley Energy, Class A (1)	210,240	6,835
Pioneer Natural Resources	114,600	21,342
Royal Dutch Shell, B Shares (GBP)	563,876	15,501
Seven Generations Energy, Class A (CAD) (1)	467,964	8,551

SM Energy	129,800	3,118
Suncor Energy	207,300	6,374
Total (EUR)	834,841	42,212
Total, Rights, 4/5/17 (EUR) (1)	834,841	—
Western Refining	56,200	1,971
Woodside Petroleum (AUD)	332,350	8,142
		353,435
Total Energy		425,547

INDUSTRIALS & BUSINESS SERVICES 1.9%

Construction & Engineering 0.3%

Granite Construction	119,800	6,013
Valmont Industries	23,600	3,670
		9,683

Electrical Equipment 0.3%

Gamesa (EUR)	115,805	2,739
Legrand (EUR)	101,987	6,140
Vestas Wind Systems, Class A (DKK) (1)	28,574	2,324
		11,203

Machinery 1.3%

AGCO	83,900	5,049
Flowserve	265,500	12,856
Krones (EUR)	45,859	5,142
Mueller Water Products, Class A	322,200	3,808
Pentair	142,400	8,940
Sandvik (SEK)	335,170	5,006
Watts Water Technologies, Class A	52,200	3,255
		44,056
Total Industrials & Business Services		64,942

MATERIALS 35.4%

Chemicals 5.2%

Agrium	105,000	10,033
Air Liquide (EUR)	36,052	4,116
Air Products & Chemicals	186,865	25,281
Akzo Nobel (EUR)	67,777	5,611
Ashland Global Holdings	75,100	9,298
Axalta Coating Systems (1)	87,200	2,808
CF Industries	408,039	11,976
Corbion (EUR)	140,666	3,848
Croda International (GBP)	179,217	8,005
EI du Pont de Nemours	153,600	12,339
Flotek Industries (1)	189,000	2,417
Incitec Pivot (AUD)	1,517,604	4,357
Koninklijke DSM (EUR)	19,708	1,333
Linde (EUR)	44,660	7,441
OCI (EUR) (1)	253,448	4,864
Orion Engineered Carbons	115,334	2,364
PolyOne	79,700	2,717
PPG Industries	88,900	9,342
Praxair	60,000	7,116
RPM	363,600	20,009
Sherwin-Williams	14,600	4,529
Umicore (EUR)	50,470	2,874
Valvoline	107,580	2,641
Victrex (GBP)	278,036	6,626
Yara International (NOK)	130,381	5,022
		176,967

Construction Materials 0.7%

Martin Marietta Materials	27,900	6,089
Vulcan Materials	161,000	19,397
		25,486

Containers & Packaging 0.8%		
Ball	146,100	10,849
Bemis	153,700	7,510
International Paper	45,400	2,306
Orora (AUD)	2,046,637	4,627
Vidrala (EUR)	67,707	3,505
		28,797
Metals & Mining 28.6%		
Agnico Eagle Mines	542,240	23,013
Alrosa	5,446,253	8,797
Anglo American (GBP) (1)	1,736,751	26,536
AngloGold Ashanti (ZAR)	1,183,404	12,646
Antofagasta (GBP)	765,922	7,997
ArcelorMittal (EUR) (1)	1,973,460	16,510
Barrick Gold	3,323,800	63,119
BHP Billiton Limited (AUD)	3,548,672	64,537
BHP Billiton Plc (GBP)	1,948,633	30,056
Boliden (SEK)	705,912	21,012
Centamin (GBP)	1,322,185	2,860
Compania de Minas Buenaventura, ADR	891,441	10,733
Eregli Demir ve Celik Fabrikalari (TRY)	2,378,945	3,863
First Quantum Minerals (CAD)	1,503,600	15,976
Fortescue Metals Group (AUD)	2,432,184	11,585
Franco-Nevada (CAD)	490,852	32,156
Freeport-McMoRan (1)	933,100	12,466
Fresnillo (GBP)	498,131	9,706
Glencore (GBP) (1)	12,645,606	49,616
Goldcorp	1,621,457	23,657
Grupo Mexico (MXN)	4,917,800	14,754
Hindalco (INR)	2,168,258	6,499
Hitachi Metals (JPY)	282,000	3,966
Hyundai Steel (KRW)	65,227	3,416
Impala Platinum (ZAR) (1)	1,621,753	5,471
Industrias Penoles (MXN)	538,700	13,869

Independence (AUD)	2,182,749	5,970
JFE Holdings (JPY)	168,900	2,905
Kinross Gold (1)	3,984,250	13,985
Klondex Mines (CAD) (1)	525,200	2,050
Kobe Steel (JPY) (1)	168,800	1,545
Korea Zinc (KRW)	13,928	5,385
Lundin Mining (CAD)	984,162	5,543
Maruichi Steel Tube (JPY)	72,200	2,060
Mitsubishi Materials (JPY)	193,300	5,867
MMC Norilsk Nickel, ADR	676,232	10,615
Newcrest Mining (AUD)	2,029,063	34,586
Newmont Mining	1,334,090	43,972
Nippon Steel & Sumitomo Metal (JPY)	936,100	21,627
Norsk Hydro (NOK)	1,764,997	10,286
Nucor	427,800	25,548
Petra Diamonds (GBP) (1)	5,241,408	8,726
POSCO (KRW)	94,894	24,646
Randgold Resources (GBP)	243,719	21,296
Rio Tinto Limited (AUD)	533,867	24,650
Rio Tinto Plc (GBP)	1,492,153	60,086
Severstal	367,800	5,294
Sibanye Gold (ZAR)	3,740,365	8,076
Silver Wheaton	1,066,140	22,218
South32 (AUD)	7,149,987	15,073
Southern Copper	470,700	16,893
Sumitomo Metal Mining (JPY)	334,000	4,777
Tata Steel Limited (INR)	722,853	5,363
Teck Resources, Class B	431,109	9,441
ThyssenKrupp (EUR)	346,543	8,489
Turquoise Hill Resources (1)	500,500	1,536
Vale, ADR	3,394,800	32,251
Vedanta (INR)	745,547	3,167
Voestalpine (EUR)	179,748	7,069
Western Areas (AUD) (1)	1,854,362	3,271

Worthington Industries	53,200	2,399
Yamana Gold	2,581,070	7,124
		978,605
Paper & Forest Products 0.1%		
UPM-Kymmene (EUR)	126,793	2,977
		2,977
Total Materials		1,212,832
REAL ESTATE 42.6%		
Equity Real Estate Investment Trusts 38.6%		
Acadia Realty Trust, REIT	696,200	20,928
Alexandria Real Estate, REIT	169,500	18,733
American Campus Communities, REIT	524,400	24,956
AvalonBay Communities, REIT	442,500	81,243
Boardwalk Real Estate Investment Trust (CAD)	56,754	2,013
Boston Properties, REIT	321,500	42,570
Brookfield Canada Office Properties (CAD)	305,576	7,181
Camden Property Trust, REIT	327,800	26,375
Canadian Real Estate Investment Trust (CAD)	145,200	5,293
CapitaLand Mall Trust (SGD)	8,630,300	12,151
Charter Hall Retail REIT (AUD)	2,967,643	9,840
Concentradora Fibra Danhos (MXN)	4,563,153	7,556
DCT Industrial Trust, REIT	445,100	21,418
Derwent London (GBP)	253,652	8,935
Douglas Emmett, REIT	1,057,900	40,623
EastGroup Properties, REIT	107,400	7,897
Equity Residential, REIT	1,132,900	70,489
Essex Property Trust, REIT	227,402	52,650
Federal Realty Investment Trust, REIT	250,000	33,375
Gecina (EUR)	106,387	14,425
GGP, REIT	2,248,686	52,125
Great Portland Estates (GBP)	1,334,057	10,889
Healthcare Realty Trust, REIT	610,300	19,835

Highwoods Properties, REIT	191,100	9,389
Host Hotels & Resorts, REIT	711,200	13,271
Hudson Pacific Properties, REIT	302,881	10,492
Kilroy Realty, REIT	377,700	27,225
Kimco Realty, REIT	762,000	16,833
Klepierre (EUR)	360,594	14,009
Macerich Company, REIT	622,700	40,102
Mitsui Fudosan Logistics Park (JPY)	1,967	5,807
Mori Hills REIT Investment (JPY)	8,526	11,434
Nippon Accommodations Fund (JPY)	3,777	16,412
Nippon Prologis REIT (JPY)	3,281	7,112
Paramount, REIT	538,600	8,731
Pebblebrook Hotel Trust, REIT	274,100	8,006
Prologis, REIT	1,255,382	65,129
PS Business Parks, REIT	67,100	7,700
Public Storage, REIT	223,100	48,839
Rayonier, REIT	134,787	3,820
Regency Centers, REIT	756,867	50,248
RLJ Lodging Trust, REIT	188,900	4,441
Scentre (AUD)	6,022,782	19,745
Shaftesbury (GBP)	1,332,559	15,279
Simon Property Group, REIT	470,300	80,906
SL Green Realty, REIT	494,300	52,702
Sunstone Hotel Investors, REIT	1,210,173	18,552
Taubman Centers, REIT	117,300	7,744
Terreno Realty, REIT	336,579	9,424
Unibail-Rodamco (EUR)	48,674	11,349
UNITE (GBP)	1,369,082	10,921
Urban Edge Properties, REIT	1,019,650	26,817
Vicinity Centres (AUD)	8,668,320	18,750
Vornado Realty Trust, REIT	469,400	47,085
Weingarten Realty Investors, REIT	430,200	14,364
Weyerhaeuser, REIT	730,180	24,811
		1,318,949

Real Estate Management & Development 4.0%		
Alexander & Baldwin	163,200	7,266
Hongkong Land Holdings	2,734,300	21,014
Hufvudstaden, A Shares (SEK)	421,087	6,238
Hysan Development (HKD)	2,325,000	10,548
Iguatemi Empresa de Shopping Centers (BRL)	583,700	6,129
Inmobiliaria Colonial (EUR)	1,056,776	7,900
Mitsubishi Estate (JPY)	787,000	14,344
Mitsui Fudosan (JPY)	766,000	16,355
Multiplan Empreendimentos Imobiliarios (BRL)	126,879	2,705
PSP Swiss Property (CHF)	210,764	19,178
Sun Hung Kai Properties (HKD)	1,463,000	21,506
Wharf Holdings (HKD)	581,700	4,999
		138,182
Total Real Estate		1,457,131
UTILITIES 2.0%		
Electric Utilities 0.8%		
Edison International	128,300	10,214
PG&E	153,900	10,213
Red Electrica (EUR)	374,517	7,181
		27,608
Gas Utilities 0.5%		
Atmos Energy	204,000	16,114
		16,114
Independent Power & Renewable Electricity Producers 0.1%		
NRG Energy	229,500	4,291
		4,291
Multi-Utilities 0.5%		
CMS Energy	104,500	4,675
National Grid (GBP)	721,089	9,149

SHORT-TERM INVESTMENTS 3.0%

Money Market Funds 3.0%

T. Rowe Price Treasury Reserve Fund, 0.67% (4)(5)	101,611,459	101,611
Total Short-Term Investments (Cost $101,611)		101,611
Total Investments in Securities		
99.5% of Net Assets (Cost $2,609,794)		**$ 3,406,383**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $757 and represents 0% of net assets.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Seven-day yield
(5) Affiliated Company
ADR American Depository Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
ZAR South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Real Assets Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $2,609,794,000. Net unrealized gain aggregated $796,595,000 at period-end, of which $832,328,000 related to appreciated investments and $35,733,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017